OPERATING LEASE RIGHT-OF-USE (“ROU”) ASSETS AND OPERATING LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Operating Lease Right-of-use Rou Assets And Operating Lease Liabilities
SCHEDULE OF RIGHT OF USE ASSET

On and December 31, 2021 and 2020, right-of-use asset (“ROU”) is summarized as follows:

	December 31, 2021	December 31, 2020
Office leases and truck right of use assets	$-	$-
Less: accumulated amortization into rent expense or cost of sales	-	-
Balance of ROU assets as of end of period	$-	$-

SCHEDULE OF OPERATING LEASE LIABILITY RELATED TO ROU ASSET

On December 31, 2021 and 2020, operating lease liabilities related to the ROU assets are summarized as follows:

	December 31, 2021	December 31, 2020
Lease liabilities related to office and truck leases right of use assets	$-	$-
Less: current portion of lease liabilities	-	-
Lease liabilities – long-term	$-	$-